3. ACCOUNTING POLICIES AND COMPARATIVE NUMBERS	12 Months Ended
Dec. 31, 2017
Accounting Policies And Comparative Numbers
ACCOUNTING POLICIES AND COMPARATIVE NUMBERS

Significant accounting policies

The significant accounting policies used in the preparation of these consolidated financial statements are described below:

(a)	Consolidation

The financial statements of the Company include the accounts of DMC and its subsidiaries and joint operations. Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group and are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated.

Joint operations include various mineral property interests which are held through option or contractual agreements. These arrangements involve joint control of one or more of the assets acquired or contributed for the purpose of the joint operation. The consolidated financial statements of the Company include its share of the assets in such joint operations, together with its share of the liabilities, revenues and expenses arising jointly or otherwise from those operations. All such amounts are measured in accordance with the terms of each arrangement.

(b)      Investment in associates

An associate is an entity over which the Company has significant influence and is neither a subsidiary, nor an interest in a joint operation. Significant influence is the ability to participate in the financial and operating policy decisions of the entity without having control or joint control over those policies.

Associates are accounted for using the equity method. Under this method, the investment in associates is initially recorded at cost and adjusted thereafter to record the Company’s share of post-acquisition earnings or loss of the associate as if the associate had been consolidated. The carrying value of the investment is also increased or decreased to reflect the Company’s share of capital transactions, including amounts recognized in other comprehensive income, and for accounting changes that relate to periods subsequent to the date of acquisition. Dilution gains or losses arising from changes in the interest in investments in associates are recognized in the statement of income or loss.

The Company assesses at each period-end whether there is any objective evidence that an investment in an associate is impaired. If impaired, the carrying value of the Company's share of the underlying assets of the associate is written down to its estimated recoverable amount, being the higher of fair value less costs of disposal or value in use, and charged to the statement of income or loss.

(c)	Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each entity in the DMC group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Primary and secondary indicators are used to determine the functional currency. Primary indicators include the currency that mainly influences sales prices, labour, material and other costs. Secondary indicators include the currency in which funds from financing activities are generated and in which receipts from operating activities are usually retained. Typically, the local currency has been determined to be the functional currency of Denison’s entities.

The consolidated financial statements are presented in U.S. dollars, unless otherwise stated.

The financial statements of entities that have a functional currency different from the presentation currency of DMC (“foreign operations”) are translated into U.S. dollars as follows: assets and liabilities-at the closing rate at the date of the statement of financial position, and income and expenses-at the average rate of the period (as this is considered a reasonable approximation to actual rates). All resulting changes are recognized in other comprehensive income or loss as cumulative foreign currency translation adjustments.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income or loss related to the foreign operation are recognized in the statement of income or loss as translational foreign exchange gains or losses.

(ii)	Transactions and balances

Foreign currency transactions are translated into an entity’s functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the statement of income or loss as transactional foreign exchange gains or losses.

(d)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less which are subject to an insignificant risk of changes in value.

(e)      Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract is discharged, cancelled or expires.

At initial recognition, the Company classifies its financial instruments in the following categories:

(i)	Financial assets and liabilities at fair value through profit or loss (“FVPL”)

A financial asset or liability is classified in this category if acquired principally for the purpose of selling or repurchasing in the short-term. Financial instruments in this category are recognized initially and subsequently at fair value. Transaction costs are expensed in the statement of income or loss. Gains and losses arising from changes in fair value are presented in the statement of income or loss in the period in which they arise.

(ii)	Available-for-sale investments

Available-for-sale investments are recognized initially at fair value plus transaction costs and are subsequently carried at fair value. Gains or losses arising from re-measurement are recognized in other comprehensive income or loss. When an available-for-sale investment is sold or impaired, the accumulated gains or losses are moved from accumulated other comprehensive income or loss to the statement of income or loss.

(iii)	Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities that are intended to be held to maturity. Held-to-maturity investments are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method less a provision for impairment.

(iv)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables are initially recognized at the amount expected to be received, less a discount (when material) to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest method less a provision for impairment.

(v)	Financial liabilities at amortized cost

Financial liabilities are initially recognized at the amount required to be paid, less a discount (when material) to reduce the financial liabilities to fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method.

The Company has designated its financial assets and liabilities as follows:

(i)	“Trade and other receivables” are classified as loans and receivables and are measured at amortized cost using the effective interest rate method. Interest income is recorded in net income through finance income (expense), as applicable;
(ii)	Some of “Investments” are classified as FVPL and any period change in fair value is recorded in net income within other income (expense). The remaining investments are classified as available-for-sale and any period change in fair value is recorded in other comprehensive income. When the investment’s value becomes impaired, the loss is recognized in net income within other income (expense) in the period of impairment;
(iii)	“Restricted cash and investments” is classified as held-to-maturity investments; and
(iv)	“Accounts payable and accrued liabilities” and “Debt obligations” are classified as other financial liabilities and are measured at amortized cost using the effective interest rate method. Interest expense is recorded in net income through finance income (expense), as applicable.

(f)	Impairment of financial assets

At each reporting date, the Company assesses whether there is objective evidence that a financial asset (other than a financial asset classified as fair value through profit and loss) is impaired. Objective evidence of an impairment loss includes: i) significant financial difficulty of the debtor; ii) delinquencies in interest or principal payments; iii) increased probability that the borrower will enter bankruptcy or other financial reorganization; and (iv) in the case of equity investments, a significant or prolonged decline in the fair value of the security below its cost.

If such evidence exists, the Company recognizes an impairment loss, as follows:

(i)	Financial assets carried at amortized cost: The loss is the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account.

(ii)	Available-for-sale financial assets: The impairment loss is the difference between the original cost of the asset and its fair value at the measurement date, less any impairment losses previously recognized in the statement of income. This amount represents the cumulative loss in accumulated other comprehensive income that is reclassified to net income.

(g)	Inventories

Expenditures, including depreciation, depletion and amortization of production assets, incurred in the mining and processing activities that will result in the future concentrate production are deferred and accumulated as ore in stockpiles and in-process and concentrate inventories. These amounts are carried at the lower of average costs or net realizable value (“NRV”). NRV is the difference between the estimated future concentrate price (net of selling costs) and estimated costs to complete production into a saleable form.

Stockpiles are comprised of coarse ore that has been extracted from the mine and is available for further processing. Mining production costs are added to the stockpile as incurred and removed from the stockpile based upon the average cost per tonne of ore produced from mines considered to be in commercial production. The current portion of ore in stockpiles represents the amount expected to be processed in the next twelve months.

In-process and concentrate inventories include the cost of the ore removed from the stockpile, a pro-rata share of the amortization of the associated mineral property, as well as production costs incurred to process the ore into a saleable product. Processing costs typically include labor, chemical reagents and directly attributable mill overhead expenditures. Items are valued at weighted average cost.

Materials and other supplies held for use in the production of inventories are carried at average cost and are not written down below that cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, when a decline in the price of concentrates indicates that the cost of the finished products exceeds net realizable value, the materials are written down to net realizable value. In such circumstances, the replacement cost of the materials may be the best available measure of their net realizable value.

(h)	Property, plant and equipment

Property, plant and equipment are recorded at acquisition or production cost and carried net of depreciation and impairments. Cost includes expenditures incurred by the Company that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the statement of income during the period in which they are incurred.

Depreciation is calculated on a straight line or unit of production basis as appropriate. Where a straight line methodology is used, the assets are depreciated to their estimated residual value over an estimated useful life which ranges from three to twenty years depending upon the asset type. Where a unit of production methodology is used, the assets are depreciated to their estimated residual value over the useful life defined by management’s best estimate of recoverable reserves and resources in the current mine plan. When assets are retired or sold, the resulting gains or losses are reflected in the statement of income or loss as a component of other income or expense. The Company allocates the amount initially recognized in respect of an item of property, plant and equipment to its significant parts and depreciates separately each such part. Residual values, method of depreciation and useful lives of the assets are reviewed at least annually and adjusted if appropriate.

Where straight-line depreciation is utilized, the range of useful lives for various asset classes is generally as follows:

Buildings 15 - 20 years;

Production machinery and equipment 5 - 7 years;

Other 3 - 5 years;

(i)	Mineral property acquisition, exploration, evaluation and development costs

Costs relating to the acquisition of acquired mineral rights and acquired exploration rights are capitalized.

Exploration expenditures are expensed as incurred.

Evaluation expenditures are expensed as incurred, until an area of interest is considered by management to be sufficiently advanced. Once this determination is made, the area of interest is classified as an evaluation stage mineral property, a component of the Company’s mineral properties, and all further non-exploration expenditures for the current and subsequent periods are capitalized. These expenses include further evaluation expenditures such as mining method selection and optimization, metallurgical sampling test work and costs to further delineate the ore body to a higher confidence level.

Once commercial and technical viability has been established for a property, the property is classified as a development stage mineral property and all further development costs are capitalized to the asset. Further development costs include costs related to constructing a mine, such as shaft sinking and access, lateral development, drift development, engineering studies and environmental permitting, infrastructure development and the costs of maintaining the site until commercial production.

Such capital costs represent the net expenditures incurred and capitalized as at the balance sheet date and do not necessarily reflect present or future values.

Once a development stage mineral property goes into commercial production, the property is classified as “Producing” and the accumulated costs are amortized over the estimated recoverable resources in the current mine plan using a unit of production basis. Commercial production occurs when a property is substantially complete and ready for its intended use.

Proceeds received from the sale of an interest in a property are credited against the carrying value of the property, with any difference recorded as a gain or loss on sale.

(j)	Impairment of non-financial assets

Property, plant and equipment assets are assessed at the end of each reporting period to determine if there is any indication that the asset may be impaired. If any such indication exists, an estimate of the recoverable amount of the asset is made. For the purpose of measuring recoverable amounts, assets are grouped at the lowest level, or cash generating unit (“CGU”), for which there are separately identifiable cash inflows. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU, as determined by management). An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds its recoverable amount.

Mineral property assets are tested for impairment using the impairment indicators under IFRS 6 “Exploration for and Evaluation of Mineral Resources” up until the commercial and technical feasibility for the property is established. From that point onwards, mineral property assets are tested for impairment using the impairment indicators of IAS 36 “Impairment of Assets”.

(k)	Deferred revenue – toll milling

Deferred revenue associated with toll milling services consists of an upfront cash payment received by the Company in exchange for the monetization of its rights to proceeds from future toll milling activities under the applicable toll milling agreement. The Company recognizes revenue on a pro-rata basis, based on the actual cash receipts from toll milling received in the period as a percentage of the total undiscounted cash receipts expected to be received under the applicable toll milling agreement.

(l)	Employee benefits

(i)	Post-employment benefit obligations

The Company assumed the obligation of a predecessor company to provide life insurance, supplemental health care and dental benefits, excluding pensions, to its former Canadian employees who retired from active service prior to 1997. The estimated cost of providing these benefits is actuarially determined using the projected benefits method and is recorded on the balance sheet at its estimated present value. The interest cost on this unfunded liability is being accreted over the remaining lives of this retiree group. Experience gains and losses are being deferred as a component of accumulated other comprehensive income or loss and are adjusted, as required, on the obligations re-measurement date.

(ii)	Stock-based compensation

The Company uses a fair value-based method of accounting for stock options to employees and to non-employees. The fair value is determined using the Black-Scholes option pricing model on the date of the grant. The cost is recognized on a graded method basis, adjusted for expected forfeitures, over the applicable vesting period as an increase in stock-based compensation expense and the contributed surplus account. When such stock options are exercised, the proceeds received by the Company, together with the respective amount from contributed surplus, are credited to share capital.

(iii)	Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing benefits as a result of an offer made to encourage voluntary termination. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value.

(m)	Reclamation provisions

Reclamation provisions, any legal and constructive obligation related to the retirement of tangible long-lived assets, are recognized when such obligations are incurred and if a reasonable estimate of the value can be determined. These obligations are measured initially at the present value of expected cash flows using a pre-tax discount rate reflecting risks specific to the liability and the resulting costs are capitalized and added to the carrying value of the related assets. In subsequent periods, the liability is adjusted for the accretion of the discount and the expense is recorded in the statement of income or loss. Changes in the amount or timing of the underlying future cash flows or changes in the discount rate are immediately recognized as an increase or decrease in the carrying amounts of the related asset and liability. These costs are amortized to the results of operations over the life of the asset. Reductions in the amount of the liability are first applied against the amount of the net reclamation asset on the books with any excess value being recorded in the statement of income or loss.

The Company’s activities are subject to numerous governmental laws and regulations. Estimates of future reclamation liabilities for asset decommissioning and site restoration are recognized in the period when such liabilities are incurred. These estimates are updated on a periodic basis and are subject to changing laws, regulatory requirements, changing technology and other factors which will be recognized when appropriate. Liabilities related to site restoration include long-term treatment and monitoring costs and incorporate total expected costs net of recoveries. Expenditures incurred to dismantle facilities, restore and monitor closed resource properties are charged against the related reclamation and remediation liability.

(n)	Provisions

Provisions for restructuring costs and legal claims, where applicable, are recognized in liabilities when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and are discounted to present value where the effect is material. The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts.

(o)	Current and deferred Income tax

Current income tax payable is based on taxable income for the period. Taxable income differs from income as reported in the statement of income or loss because it excludes items of income or expense that are taxable or deductible in other periods and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income taxes are accounted for using the balance sheet liability method. Deferred income tax assets and liabilities are computed based on temporary differences between the financial statement carrying values of the existing assets and liabilities and their respective income tax bases used in the computation of taxable income. Computed deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and investments, and interests in joint ventures, except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Deferred tax is charged or credited to income, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also recorded within equity.

Income tax assets and liabilities are offset when there is a legally enforceable right to offset the assets and liabilities and when they relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities where there is an intention to settle the balance on a net basis.

(p)	Flow-through common shares

The Company’s Canadian exploration activities have been financed in part through the issuance of flow-through common shares whereby the Canadian income tax deductions relating to these expenditures are claimable by the subscribers and not by the Company. The proceeds from issuing flow-through shares are allocated between the offering of shares and the sale of tax benefits. The allocation is based on the difference (“premium”) between the quoted price of the Company’s existing shares and the amount the investor pays for the actual flow-through shares. A liability is recognized for the premium when the shares are issued, and is extinguished when the tax effect of the temporary differences, resulting from the renunciation of the tax deduction to the flow-through shareholders, is recorded - with the difference between the liability and the value of the tax assets renounced being recorded as a deferred tax expense. The tax effect of the renunciation is recorded at the time the Company makes the renunciation to its subscribers – which may differ from the effective date of renunciation. If the flow-through shares are not issued at a premium, a liability is not established, and on renunciation the full value of the tax assets renounced is recorded as a deferred tax expense.

(q)	Revenue recognition

Revenue from the sale of mineral concentrates is recognized when it is probable that the economic benefits will flow to the Company. This is generally the case once delivery has occurred, the sales price and costs incurred with respect to the transaction can be measured reliably and collectibility is reasonably assured. For uranium, revenue is typically recognized when delivery is evidenced by book transfer at the applicable uranium storage facility.

Revenue from toll milling services which have not been monetized is recognized as material is processed in accordance with the specifics of the applicable toll milling agreement. Revenue and unbilled accounts receivable are recorded as related costs are incurred, using billing formulas included in the applicable toll milling agreement.

Revenue on environmental service contracts is recognized using the percentage of completion method, whereby sales, earnings and unbilled accounts receivable are recorded as related costs are incurred. Earnings rates are adjusted periodically as a result of revisions to projected contract revenues and estimated costs of completion. Losses, if any, are recognized fully when first anticipated. Revenues from engineering services are recognized as the services are provided in accordance with customer agreements.

Management fees from UPC are recognized as management services are provided under the contract on a monthly basis. Commission revenue earned on acquisition or sale of U3O8 and UF6 on behalf of UPC (or other parties where Denison acts as an agent) is recognized on the date when title of the U3O8 and UF6 passes.

(r)	Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the net income or loss for the period attributable to equity owners of DMC by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method.

(s)	Discontinued operations

A discontinued operation is a component of the Company that has either been disposed of or that is classified as held for sale. A component of the Company is comprised of operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company. Net income or loss of a discontinued operation and any gain or loss on disposal are combined and presented as net income or loss from discontinued operations, net of tax, in the statement of income or loss.

New accounting pronouncements and accounting policy changes for fiscal 2018

The Company will adopt the following new accounting pronouncements which are effective for fiscal periods of the Company beginning on or after January 1, 2018:

International Financial Reporting Standard 9, Financial Instruments (“IFRS 9”)

In July 2014, the IASB published the final version of IFRS 9 Financial Instruments (“IFRS 9”), which brings together the classification, measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 replaces the multiple classifications for financial assets in IAS 39 with a single principle based approach for determining the classification of financial assets based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39. The final version of IFRS 9 is effective for periods beginning on or after January 1, 2018; however, it is available for early adoption.

Denison will adopt IFRS 9 on January 1, 2018 and has identified certain modifications to the Company’s current accounting policies that are expected to be required. Notable changes include (1) investments in equity securities currently being accounted for as fair value through other comprehensive income will need to be accounted for as fair value through profit and loss under IFRS 9, and (2) impairments on loan and receivables currently being recognized when there is objective evidence of impairment will need to be recognized based upon an expected credit loss model under IFRS 9.

Neither of these changes are significant in amount and the adoption of IFRS 9 will not have a material impact on Denison’s reported financial results.

International Financial Reporting Standard 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Under IFRS 15, revenue is recognized when a customer obtains control of a good or service. The standard replaces IAS 18 “Revenue” and IAS 11”Construction Contracts” and related interpretations. The standard is effective for annual periods beginning on or after January 1, 2018 and earlier application is permitted.

The Company has reviewed its contracts with customers and does not expect that the timing or amounts of revenue currently recognized related to its UPC management services and DES care and maintenance contracts will be impacted by the transition to IFRS 15. It is anticipated, however, that the revenue associated with the arrangement with Anglo Pacific Group PLC and its subsidiaries (see note 4 and 13) will be impacted by the adoption of IFRS 15 resulting from the fact that there is a significant financing component in the contract as defined by IFRS 15. It is expected that the finance costs and revenue will increase on adoption of this standard. The Company will use the modified retrospective approach of adoption.

The Company will adopt the following accounting policy change effective for reporting periods beginning on or after January 1, 2018:

Foreign Currency Translation – Presentation Currency

The Company will change its presentation currency from U.S dollars to Canadian dollars effective for reporting periods of the Company after January 1, 2018. Comparative periods will be restated to reflect the changes.

New accounting pronouncements effective for periods after fiscal 2018

The Company has not yet adopted the following new accounting pronouncements which are effective for fiscal periods of the Company beginning on or after January 1, 2019:

International Financial Reporting Standard 16, Leases (“IFRS 16”)

In January 2016, the IASB issued IFRS 16 which replaces existing standards and interpretations under IAS 17 “Leases”. IFRS 16 requires all leases, including financing and operating leases, to be reported on the balance sheet with the intent of providing greater transparency on a company’s lease assets and liabilities. IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted.

The Company has not evaluated the impact of adopting this standard and will not adopt the standard early.

Comparative numbers

Certain classifications of the comparative figures have been changed to conform to those used in the current period.